Credit Facilities	12 Months Ended
Dec. 31, 2025
Credit Facilities
Credit Facilities
7.	Credit Facilities

On September 24, 2025, the Company amended its credit facility agreement to increase its revolving credit facility to $100.0 million with a $25.0 million accordion feature (the “RCF”) and added a new $80.0 million term loan facility (the “TL”) (together the “Credit Facilities”) arranged by Bank of Montreal (“BMO”), as lead arranger, and National Bank of Canada (“NBC”). Amounts drawn on the Credit Facilities are subject to interest at SOFR plus 2.25% to 3.50% per annum, and the undrawn portion of the RCF is subject to a standby fee of 0.5063% to 0.7875% per annum, both of which are dependent on the Company’s leverage ratio (as defined in the Credit Facilities agreement). The TL is repayable in quarterly instalments of $7.5 million commencing on March 31, 2026, with a final bullet payment of $20.0 million at maturity on March 31, 2028. The RCF matures on April 30, 2028. Unamortized deferred financing costs on the Credit Facilities will be amortized over the remainder of the RCF and TL terms. The Credit Facilities are secured by the Company’s present and future acquired assets.

On March 4, 2026, the Company amended the Credit Facilities agreement to upsize the RCF to $200.0 million with a $25.0 million accordion feature (the “Upsized RCF”) and retire the TL, which was fully repaid (note 17). The interest rates and standby fees on the Upsized RCF remain unchanged from the RCF. The Upsized RCF matures on March 4, 2029.

Under the Credit Facilities, the Company is required to maintain certain leverage and interest coverage ratios and minimum liquidity amounts. As at December 31, 2025, the Company was in compliance with all of the covenants related to the Credit Facilities.

A continuity of the amount outstanding under the Credit Facilities is as follows:

In $000s	$
Balance — December 31, 2023	19,712

Accrued Interest	1,039
Interest paid	(1,323)
Accretion of discount	180
Repayment	(19,000)
Balance — December 31, 2024	608

Drawdown	181,000
Repayment	(11,000)
Accrued interest	5,070
Interest paid	(5,075)
Accretion of discount	48
Fees reclassified to deferred financing costs	349
Balance — December 31, 2025	171,000

Less: Current portion, December 31, 2025	(30,000)
Non-current portion, December 31, 2025	141,000

The Company capitalized $1.5 million of deferred financing costs during the year ended December 31, 2025, which relates to $1.2 million of commitment and other fees and $0.3 million of prior period unamortized costs which were reclassified. Amortization of the deferred financing costs for the year ended December 31, 2025 were $0.3 million ($nil for the comparable periods in 2024).